UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report

June 30, 2012

Shelton Greater China Fund

Table of Contents	June 30, 2012

About Your Fund's Expenses	1
Top Holdings and Sector Breakdown	1
Portfolio of Investments	2
Statement of Assets & Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	10
Information Concerning Trustees and Officers	11

About Your Fund’s Expenses (Unaudited)	June 30, 2012

The Fund’s adviser, Shelton Capital Managment (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to the June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the onging costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund does not charge any sales charges. There is a redemption fee of 2% for shares of the Fund purchased that are held 90 days or less from the date of purchase.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2012 (in U.S. Dollars)	Ending Account Value June 30, 2012 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)
Actual	$1,000	$1,036	$8.86
Hypothetical (5% return before expenses)	$1,000	$1,016	$8.77

*
Expenses are equal to the Fund’s net annual expense ratio of 1.75% (Shelton Capital has contractually agreed to reimburse expenses to the extent total annual fund operating expenses, excluding extrordinary expenses exceed the net expense ratio of 1.75% during the period from October 10, 2011 to October 9, 2012), multiplied by the average account value over the period, multipled by 182 days divided by 366 days to reflect the one-half year period.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2012

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	China Mobile Ltd	$1,427,074	5.5%
2	Taiwan Semiconductor Manufacturing Co Ltd	1,369,512	5.3%
3	China Construction Bank Corp	967,224	3.7%
4	China Overseas Land & Investment Ltd	824,257	3.2%
5	CNOOC Ltd	705,642	2.7%
6	PetroChina Co Ltd	647,131	2.5%
7	Ping An Insurance Group Co	646,869	2.5%
8	Industrial & Commercial Bank of China	616,647	2.4%
9	BOC Hong Kong Holdings Ltd	615,691	2.4%
10	Cheung Kong Infrastructure Holdings Ltd	605,380	2.3%

Shelton Greater China Fund Portfolio of Investments (Unaudited) June 30, 2012

Security Description	Shares	Value (Note 2)

Common Stock (95.65%)

Basic Materials (3.31%)
Chemicals (2.62%)
China Petrochemical Development Corp	150,000	$126,987
Formosa Chemicals & Fibre Corp	50,897	134,859
Formosa Plastics Corp	90,271	243,275
Nan Ya Plastics Corp	100,968	181,948
		687,069

Iron/Steel (0.69%)
Gloria Material Technology Corp*	200,000	182,266

Total Basic Materials		869,335

Communications (11.10%)
Internet (2.25%)
Tencent Holdings Ltd	20,000	590,626

Telecommunications (8.85%)
China Mobile Ltd	130,000	1,427,074
Chunghwa Telecom Co Ltd	150,000	472,043
HTC Corp	10,000	132,030
Taiwan Mobile Co Ltd*	30,000	99,209
ZTE Corp	100,000	195,055
		2,325,411

Total Communications		2,916,037

Consumer, Cyclical (4.45%)
Auto Manufacturers (0.59%)
Dongfeng Motor Group Co Ltd	100,000	156,306

Auto Parts & Equipment (0.82%)
Xinyi Glass Holdings Ltd	400,000	215,684

Home Furnishings (1.84%)
Haier Electronics Group Co Ltd*	400,000	483,003

Lodging (0.61%)
Sands China Ltd	50,000	160,851

Retail (0.59%)
Emperor Watch & Jewellery Ltd	1,000,000	91,871
Sa Sa International Holdings Ltd	100,000	63,357
		155,228

Total Consumer, Cyclical		1,171,072

Consumer, Non-Cyclical (3.92%)
Food (3.18%)
China Mengniu Dairy Co Ltd	30,000	79,440
Shenguan Holdings Group Ltd	500,000	288,574
Uni-President Enterprises Corp	60,000	96,727
Want Want China Holdings Ltd	300,000	370,992
		835,733

Pharmaceuticals (0.74%)
TTY Biopharm Co Ltd	50,000	194,709

Total Consumer, Non-Cyclical		1,030,442

Diversified (1.65%)
Holding Companies (1.65%)
Hutchison Whampoa Ltd	50,000	$433,695

Total Diversified		433,695

Energy (6.47%)
Coal (0.81%)
China Shenhua Energy Co Ltd	60,000	212,298

Oil & Gas (5.66%)
China Petroleum & Chemical Corp	150,000	134,059
CNOOC Ltd	350,000	705,642
PetroChina Co Ltd	500,000	647,131
		1,486,832

Total Energy		1,699,130

Financial (31.95%)
Banks (11.61%)
Bank of China Ltd	1,500,000	576,188
BOC Hong Kong Holdings Ltd	200,000	615,691
China Construction Bank Corp	1,400,000	967,224
Hang Seng Bank Ltd	20,000	274,960
Industrial & Commercial Bank of China	1,100,000	616,647
		3,050,710

Diversified Financial Services (3.76%)
Chinatrust Financial Holding Co Ltd	285,554	164,837
Fubon Financial Holding Co Ltd	350,224	354,447
Haitong Securities Co Ltd*	130,000	180,641
Hong Kong Exchanges and Clearing Ltd	20,000	287,775
		987,700

Insurance (7.30%)
AIA Group Ltd	150,000	518,109
China Life Insurance Co Ltd	100,000	263,350
China Pacific Insurance Group Co Ltd	150,000	489,507
Ping An Insurance Group Co	80,000	646,869
		1,917,835

Real Estate (9.28%)
China Overseas Land & Investment Ltd	350,000	824,257
Hang Lung Properties Ltd	80,000	273,650
Hysan Development Co Ltd	50,000	190,590
Kerry Properties Ltd	60,000	258,190
Link REIT	115,000	471,369
Sun Hung Kai Properties Ltd	30,000	356,668
Swire Properties Ltd	21,000	63,241
		2,437,965

Total Financial		8,394,210

Industrial (15.08%)
Electrical Component & Equipment (2.28%)
Delta Electronics Inc	150,000	460,441
Simplo Technology Co Ltd	20,000	138,128
		598,569

Electronics (6.02%)
AAC Technologies Holdings Inc	200,000	582,031
AU Optronics Corp	150,000	60,959
Hon Hai Precision Industry Co Ltd	150,399	454,739

See accompanying notes to financial statements.

Shelton Greater China Fund Portfolio of Investments (Unaudited) (Continued) June 30, 2012

Security Description	Shares	Value (Note 2)

Common Stock (95.65%)

Silitech Technology Corp	80,500	$177,693
Taiwan Surface Mounting Technology Co Ltd	150,000	305,622
		1,581,044

Engineering & Construction (4.47%)
Cheung Kong Infrastructure Holdings Ltd	100,000	605,380
China State Construction International Holdings Ltd	600,000	569,405
		1,174,785

Environmental Control (1.26%)
China Everbright International Ltd	700,000	332,083

Metal Fabricate/Hardware (1.05%)
Shin Zu Shing Co Ltd	100,000	276,264

Total Industrial		3,962,745

Technology (13.03%)
Computers (3.72%)
Asustek Computer Inc	60,000	551,499
Lenovo Group Ltd	500,000	426,666
		978,165

Semiconductors (9.31%)
Chipbond Technology Corp	306,000	413,264
MediaTek Inc	40,000	369,446
Powertech Technology Inc	150,000	292,977
Taiwan Semiconductor Manufacturing Co Ltd*	500,284	1,369,512
		2,445,199

Total Technology		3,423,364

Utilities (4.69%)
Electric (3.80%)
China Resources Power Holdings Co Ltd	220,000	454,435
CLP Holdings Ltd	20,000	169,977
Power Assets Holdings Ltd	50,000	375,209
		999,621

Gas (0.89%)
Hong Kong & China Gas Co Ltd	110,000	233,673

Total Utilities		1,233,294

Total Common Stock (Cost $24,524,807)		25,133,324

Short-Term Investments (3.54%)
Time Deposit (3.54%)
Citibank, London, United Kingdom, 0.03%, Due 07/02/12		930,576

Total Short-Term Investments (Cost $930,576)		930,576

Total Investments (Cost $25,455,383) (a) (99.19%)		26,063,900
Other Net Assets (0.81%)		212,771
Net Assets (100.00%)		$26,276,671

Security Description	Contracts	Unrealized Depreciation
Forward Foreign Currency Exchange Contract Short (0.11%)
USD, Brown Brothers Harriman & Co., settlement date 07/03/12 (cost $11,367; value $11,369)	HKD 88,200	$(2)
USD, Brown Brothers Harriman & Co., settlement date 07/05/12 (cost $17,482; value $17,485)	HKD 135,646	(3)

Total Forward Foreign Currency Exchange Contract Short (Cost $28,849; Value $28,854)		$(5)

*	Non-income producing security.

(a)	Tax cost and unrealized appreciation are only calculated as of fiscal year end. Net unrealized depreciation on a tax basis as of December 31, 2011 was $3,629,055.

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Assets and Liabilities (Unaudited) June 30, 2012

Assets
Investments in securities, at value (Note 2)
Common stock (cost $24,524,807 )	$25,133,324
Sweep money fund (cost $930,576)	930,576
Total investment in securities at value (cost $25,455,383)	26,063,900

Foreign cash (cost $114,501)	114,467
Dividend receivable	184,726
Receivable for fund shares sold	20
Receivable for investments sold	189,587
Total assets	$26,552,700

Liabilities
Payable for investments purchased	180,564
Payable for fund shares repurchased	3,140
Unrealized appreciation on open foreign currency exchange contracts	5
Payable to investment advisor (Note 4)	13,854
Accrued administration fees (Note 4)	2,092
Accrued legal and compliance fees	12,191
Accrued trustees fees	1,731
Accrued expenses	62,452
Total liabilities	$276,029

Net assets	$26,276,671

Net assets consist of
Paid-in capital	84,440,210
Accumulated net investment loss	(1,976,867)
Accumulated net realized loss	(16,300,822)
Unrealized net depreciation of investments and foreign currency	608,538
Cumulative translation adjustment	(40,494,388)
Net assets	$26,276,671

Shares outstanding ($0.001 per share par value, unlimited shares authorized)	4,184,222

Net asset value per share	$6.28

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Operations (Unaudited) For the Six Months Ended June 30, 2012

Investment income (expense)
Dividend income (net of foreign tax $25,678) (Note 1c, 1e)	$396,200
Total investment income	396,200

Expenses
Management fees (Note 4)	191,445
Custodian fees (Note 5)	40,919
Legal, audit, and compliance fees (Note 4)	38,427
Accounting services (Note 6)	17,309
Administration fees (Note 4)	15,316
Transfer agent fees (Note 6)	10,973
Registration	3,134
Printing	1,837
Trustees fees	1,490
Net interest expense	3,259
Insurance	1,457
Total expenses	325,566
Less reimbursement from manager (Note 4)	(54,284)
Net expenses	271,282
Net investment income	124,918

Realized and unrealized gain (loss) on investments and foreign currencies (Note 1f)
Net realized loss on investments and foreign currency transactions	(1,071,329)
Change in unrealized appreciation on investments and foreign currency transactions	2,898,271
Net realized and unrealized gain on investments and foreign currencies	1,826,942

Net increase in net assets resulting from operations	$1,951,860

See accompanying notes to financial statements.

Shelton Greater China Fund Statements of Changes in Net Assets (Unaudited) For the Six Months Ended June 30, 2012 and the Year Ended December 31, 2011

	Six Months Ended June 30, 2012 (Unaudited)			Year Ended December 31, 2011
Operations
Net investment income (loss)		$124,918			$(1,402,610)
Net realized gain (loss) on investments and foreign currency transactions		(1,071,329)			6,965,543
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions		2,898,271			(25,617,827)
Net increase (decrease) in net assets resulting from operations		1,951,860			(20,054,894)

Capital share transactions (Note 8)
Cost of semi-annual repurchase offer		—			(4,048,345)
Decrease in net assets resulting from capital share transactions		(25,434,693)			(11,767,208)
Total capital share transactions		(25,434,693)			(15,815,553)
Net increase (decrease) in net assets		(23,482,833)			(35,870,447)

Net assets
Beginning of period		49,759,504			85,629,951
End of period		$26,276,671			$49,759,504
Including undistributed net investment loss of:		$(1,976,867)			$(2,101,785)

Transactions in the Fund’s shares	Shares	Value		Shares	Value
Shares sold	23,894	$157,602		70,774	$436,907
Shares repurchased	(4,054,618)	(25,592,295	)(b)	(2,495,371)	(16,252,460	)(a)
Net decrease	(4,030,724)	$(25,434,693)		(2,424,597)	$(15,815,553)

(a)	Net of redemption fees of $177,657

(b)	Net of redemption fees of $3,021

See accompanying notes to financial statements.

Shelton Greater China Fund Financial Highlights For a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2012		Year Ended December 31
	(Unaudited)		2011		2010	2009	2008	2007
Net asset value, beginning of period	$6.06		$8.05		$7.18	$3.81	$8.02	$7.07
Income from investment operations:
Net investment income (loss) (a)	0.03		(0.14)		(0.04)	(0.03)	0.15	0.02
Net gain (loss) on securities and foreign currency translation (both realized and unrealized)	0.19		(1.88)		0.90	3.39	(4.37)	0.91
Total from investment operations	0.22		(2.02)		0.86	3.36	(4.22)	0.93

Capital stock transactions:
Share tender offer/repurchase	—		0.01		0.01 (a)	0.01 (a)	0.01 (a)	0.02 (a)
Paid-in capital from redemption fee	—	(b)	0.02	(a)	—	—	—	—
Total from capital stock transactions	—		0.03		0.01	0.01	0.01	0.02

Net asset value, end of period	$6.28		$6.06		$8.05	$7.18	$3.81	$8.02

Total investment return:
Based on net asset value	3.63	%(c)	(24.72	)%(d)	12.12%	88.45%	(52.49)%	13.44%
Based on market price	N/A		N/A		19.50%	80.18%	(51.18)%	9.38%

Ratios and supplemental data
Net assets, end of period (in 000's)	$26,277		$49,760		$85,630	$84,592	$49,720	$116,031
Ratio of expenses to average net assets
Before expense reimbursement	2.10	%(f)	3.33	%(c)	3.15%	2.80%	2.37%	2.30%
After expense reimbursement	1.75	%(f)	3.33	%(c)	3.15%	2.80%	2.37%	2.30%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.46	%(g)	(1.88)%		(0.61)%	(0.64)%	2.29%	0.28%
After expense reimbursement	0.82	%(g)	(1.88)%		(0.61)%	(0.64)%	2.29%	0.28%
Portfolio turnover	38	%(f)	206	%(e)	5%	11%	22%	26%

(a)	Calculated based upon average shares outstanding.

(b)	Less than $0.01 per share.

(c)	Ratio of extraordinary expenses to average net assets is 0.80%. Ratio of expenses to average net assets excluding impact of extraordinary fees is 2.53%.

(d)
2011 total investment return, calculated based upon the Fund’s operations as a closed-end fund for the period of January 1, 2011 to October 9, 2011 (investment return of (22.89%)) and upon the Fund’s operations as an open-end fund for the period of October 10, 2011 to December 31, 2011 (investment return of (2.10%)), would be (20.26%).

(e)
Effective June 13, 2011, the Fund expanded its primary geographic scope from the Republic of China (“Taiwan”) to the Greater China regions (this includes: Taiwan, Hong Kong, Singapore and the People’s Republic of China) and has subsequently increased trading in the Greater China region. Porfolio turnover was high during the transition period and was not an indicator of future turnover rate.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited)	June 30, 2012

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shelton Greater China Fund (the “Fund” or the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, formerly the Taiwan Greater China Fund, is a Massachusetts business trust formed in July 1988 and was previously registered with the U.S. Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company. The Trust commenced operations in May 1989 as the R.O.C. Taiwan Fund. The R.O.C. Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004.

As previously required by the Trust’s Declaration of Trust, if the Trust’s shares trade on the market at an average discount to net asset value per share (“NAV”) of more than 10% in any consecutive 12-week period, the Trust must submit to the shareholders for a vote at its next annual meeting a binding resolution that the Trust be converted from a closed-end to an open-end investment company. The affirmative vote of a majority of the Trust’s outstanding shares is required to approve such a conversion. Because the Trust’s shares traded at an average discount to NAV of more than 10% for the 12-week period ended December 4, 2009, the Trust’s shareholders were asked to consider the conversion of the Trust to an open-end investment company at the Trust’s 2010 Annual Meeting of Shareholders (the “2010 Annual Meeting”).

On May 27, 2011, shareholders of the Taiwan Greater China Fund voted to approve Shelton Capital Management (“Shelton Capital” or the “Adviser”), an institutional investment management firm based in San Francisco and Nikko Asset Management Co., Ltd. (“NAM Tokyo”), an investment management company headquartered in Tokyo, as the Trust’s investment adviser and sub-adviser, respectively. Shareholders also voted to approve the Fund’s conversion from a closed-end investment company to an open-end investment company in 2011. Shelton Capital became the Fund’s investment adviser on June 12, 2011. Shareholders also voted to approve an amendment to the investment objective and an investment policy of the Trust to expand the primary geographic scope of the Trust’s investments from the Republic of China to the Greater China region. As a result, the Taiwan Greater China Fund changed its name to the Shelton Greater China Fund, effective as of June 13, 2011.

As a result of the shareholders’ approval to convert the Fund from a closed-end investment company to an open-end investment company, on August 4, 2011, the Trust filed a Registration Statement on Form N-1A in connection with registering its shares for a continuous offering as an open-end fund. On October 10, 2011, Shelton Greater China Fund converted from a closed-end investment company to an open-end investment company.

(a) Basis of Presentation — The accompanying financial statements of the Trust have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Fund intends to qualify for and elect the tax treatments applicable to regulated investment companies under the Internal Revenue Code and to distribute all of its taxable income to shareholders.

The Trust had $14,621,992 of capital loss carryforward as of December 31, 2011. The capital loss carryforward may be used to offset future capital gains generated by the Trust, and if unused, $3,691,414 of such loss will expire on December 31, 2013 and $10,930,578 of such loss will expire on December 31, 2017.

In accordance with federal income tax regulations, the Trust expects to elect to defer currency losses of $10,676 and capital losses of $1,360,108, realized on investment transactions from November 1, 2011 through December 31, 2011 and treat them as arising during the fiscal year ending December 31, 2012 for U.S. federal income tax purposes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several rules impacting the Fund. In general, the provisions of the Act are effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses and the ability to retain the tax character of capital losses generated after the enactment of the Act, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryovers.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Temporary book to tax differences are primarily due to differing treatments for certain foreign currency losses and the tax deferral of losses on wash sales. For the year ended December 31, 2011, permanent differences resulting from different book and tax accounting for net operating losses, differing treatments of the Trust’s gains from the disposition of passive foreign investment company shares, expiring capital loss carryforward, post-October capital losses, cumulative translation adjustments, as well as the nondeductibility of net operating losses for U.S. federal income tax purposes, have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

Increase of paid-in capital	$59,171,200
Increase of undistributed net investment income (loss)	(63,605,272)
Increase of accumulated gain (loss)	4,434,072
Cumulative translation adjustment	45,902
Unrealized depreciation of investments and foreign currency	(45,902)

As of December 31, 2011, the components of distributable earnings and accumulated gains/losses on a tax basis were as follows:

Undistributed net investment income	$—
Accumulated losses	(15,992,776)
Other unrealized foreign exchange gains	820
Unrealized depreciation	(3,629,055)
Total accumulated earnings (losses)	$(19,621,011)

(c) Foreign Taxes — The Republic of China levies a tax at the rate of 20% on cash dividends and interest and 20% based on par value of stock dividends received by the Trust on investments in the Republic of China securities. The People’s Republic of China levies a tax at the rate of 10% on cash dividends and interest. A securities transaction tax of 0.3% of the fair value of stocks sold or transferred in Republic of China securities is levied.

(d) Accounting for Uncertainty in Income Taxes — The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008- 2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(e) Security Transactions, Investment Income, Income and Distributions to Shareholders — Security transactions are recorded on the date the transactions are entered into (the trade date). Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis as it is earned. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. For the period ended June 30, 2012, there was no distribution made to shareholders.

(f) Foreign Currency Translation — The Fund has elected to discontinue the qualified business unit (“QBU”) election as of December 31, 2011.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2012

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Trust concentrates its investments in publicly traded equities issued by corporations located in China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent. Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

(h) Use of Estimates in Financial Statements — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, financial highlights and accompanying notes. Actual results may differ from those estimates.

(i) Balance Sheet — In December 2011, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

NOTE 2 – SECURITY VALUATION

Common stocks represent securities that are traded on the Taiwan Stock Exchange or the Taiwan over-the-counter market or Hong Kong Stock Exchange. Securities traded on a principal securities exchange are valued at the closing price on such exchange. Short-term investments are valued at NAV or at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are, or if a development/event occurs that may significantly impact the value of a security may be, fair-valued in good faith pursuant to procedures established by the Board of Trustees.

Fair Value Measurements — in May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Trust’s securities at June 30, 2012 using the fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$180,641	$24,952,683	$—	$25,133,324
Short term securities	930,576	—	—	930,576
Total investments in securities	$1,111,217	$24,952,683	$—	$26,063,900

(a)	There were transfers in or out of Level 1 and Level 2 and no transfers in or out of Level 3 during the period ended June 30, 2012.

(b)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.

Significant transfers into and out of each level of the fair value hierarchy for assets measured at fair value for the period ended June 30, 2012 are as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2
Investments in securities
Common stocks (c)	$—	$(24,952,683)	$24,952,683	$—
Total investments in securities	$—	$(24,952,683)	$24,952,683	$—

(c)
In accordance with the Fund’s fair value pricing policy, the holdings of the Fund were fair-value priced as of June 30, 2012.  The Fund’s policies and procedures require that the Fund’s independent pricing service calculate a fair value for the securities during periods where there are significant market fluctuations.  Because the securities used a fair value price as of the date of the report, the securities were transferred to Level 2 securities.  This resulted in their classification as level 2 securities.

NOTE 3 – DERIVATIVES TRANSACTIONS

As of June 30, 2012, the Trust had unsettled foreign exchange contracts at the Fund’s custodian related to translating dividends received in foreign currency to USD. The primary risk exposure, location, and fair value of the Fund’s derivatives which are not accounted for as hedging instruments under FASB ASC 815, Derivatives and Hedging, are as follows:

Primary Risk Exposure	Location on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Foreign currency risk	Unrealized depreciation on open foreign currency exchange contracts	$(5)

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2012

Realized and unrealized gains and losses on derivative contracts entered into during the period ended June 30, 2012, by the Fund are recorded in the following locations in the Statement of Operations:

	Location on Statement of Operations	Realized Gain (Loss)	Location on Statement of Operations	Unrealized Gain (Loss)
Foreign exchange contracts	Net realized loss on investments and foreign currency transactions	$105	Change in unrealized appreciation on investments and foreign currency transactions	$(5)

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an advisory agreement with Shelton Capital on June 12, 2011. Pursuant to its advisory agreement with the Trust, Shelton Capital is responsible for supervising investments of the Trust, and makes available all services needed for the management, administration and operation of the Trust. The Trust pays Shelton Capital a fee at the per annum rate of 1.25% of the NAV of the Trust’s assets. Shelton Capital entered into a sub-advisory agreement with NAM Tokyo on June 12, 2011. On April 24, 2012, the sub-advisory agreement between Shelton Capital and NAM Tokyo was transferred to Nikko Asset Management Hong Kong Limited (“NAM Hong Kong”), a wholly-owned subsidiary of NAM Tokyo.

The Adviser has voluntarily agreed to reimburse expenses incurred by the Trust to the extent that total annual operating expenses (excluding extraordinary expenses, interest expense, dividend expense and any taxes, penalties or fees) exceed 1.75% of the average net assets of the Trust  from October 10, 2011 to October 9, 2012. Any such reimbursement is subject to the review and approval of the Trust’s Board of Trustees. Reimbursement from the Adviser for the period ended June 30, 2012 is $54,284.

Effective October 10, 2011, Shelton Capital provides administrative services for the Trust. As compensation for administrative duties not covered by the advisory agreement, Shelton Capital received an administration fee based on asset held by the Trust at rate of 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on assets over $1 billion.

Certain officers and trustees of the Trust are also affiliated with Shelton Capital. Teresa K. Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust and Shelton Capital was reimbursed by the Trust for this portion of her salary.

 NOTE 5 – CUSTODIAN FEE

Brown Brothers Harriman & Co. (“BBH”) has provided custodian services for the Trust since October 2004. There is a monthly minimum fee charge of $4,167.

NOTE 6 – TRANSFER AGENT FEES AND ACCOUNTING SERVICES EXPENSE

ALPS Fund Services Inc. provides fund accounting and transfer agency services for the Trust effective October 10, 2011.

NOTE 7 – INVESTMENTS IN SECURITIES

For the period ended June 30, 2012, aggregate purchases and sales of securities, excluding short-term investments, were $12,007,454 and $37,610,196, respectively.

NOTE 8 – CAPITAL SHARE TRANSACTIONS

The Trust when organized as a closed-end investment company, adopted an interval fund structure pursuant to which it makes semi-annual repurchase offers of its shares of beneficial interest. In June 2011, the Trust accepted 531,977 shares for payment at a price of $7.61 per share in accordance with its semi-annual repurchase offer. Pursuant to the semi- annual repurchase offer, the purchase price was equal to 100% of the Trust’s NAV at the close of regular trading on the Taiwan Stock Exchange on June 17, 2011, to which a 2% repurchase fee was applied. The purchased shares constituted approximately 5% of the Trust’s previously outstanding shares. This semi-annual repurchase offer program ended in October 2011.

The Trust operated as a closed-end management investment company until October 10, 2011. Shareholders approved conversion of the Fund from a closed-end to an open-end management investment company at a conversion ratio of 1:1 based on the Trust’s net asset value (“NAV”) of $6.13 on October 7, 2011. The Trust issues its shares of beneficial interest at $0.001 per share par value of the Fund. The Trust last traded at $5.86 on the New York Stock Exchange on September 30, 2011 and commenced trading on the Nasdaq Stock Market at its NAV of $6.19 on October 10, 2011. A 2% redemption or exchange fee is charged for shares of the Fund purchased that are held 90 days or less from the date of purchase.

NOTE 9 – OTHER ANNOUNCEMENTS

Effective May 11, 2012 Mr. Fredrick C. Copeland, Jr. resigned from his position as Trustee of the Board. Effective May 13, 2012, Mr. Robert P. Parker resigned from his positions as Trustee of the Board and member of the nominating committee. As a result of these resignations, the size of the Board was reduced to five members.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the Financial Statements were issued.

Shelton Greater China Fund	Additional Information (Unaudited)	June 30, 2012

Proxy Voting Policy

The Trust’s policy with regard to voting stocks held in its portfolio is to vote in accordance with the recommendations of Institutional Shareholder Services, Inc., unless the Trust’s portfolio manager recommends to the contrary, in which event the decision as to how to vote will be made by the Board. A more detailed description of those policies is available on the SEC’s website at www.sec.gov. In addition, information regarding how the Trust voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2012 is available on the SEC’s website.

Portfolio Holdings

The Fund holdings shown in this report are as of June 30, 2012. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1(800) SEC-0330.

Portfolio holdings will be made available by the Fund’s administrator as of the month end, calendar quarter end, and fiscal quarter end by releasing the information to rating agencies. Shareholders may contact the Fund at (800) 955-9988 for a copy of this report.

Information Concerning Trustees and Officers (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Positions with Affiliated Persons of the Trust	Other Business Experience and Other Directorships Held
Non-Interested Trustees
Edward B. Collins 765 Market Street Suite 31A San Francisco, CA 94103 (10/10/42)	Trustee and Audit Committee Chairman	Trustee since 2000	Member, General Partner, ChinaVest V, LLC and Chairman and Chief Executive Officer, ChinaVest, Inc. (venture capital investment), since prior to 2007	N/A
Chairman and Director, Branded Spirits, Ltd., 2009-present; Director, Oclaro, Inc. since May 2008; Chairman and Director, Medio Stream, Inc. since 2001; Director, California Bank of Commerce, since 2006; Partner, McCutchen Doyle, Brown & Enersen (international law firm), 1988-1995

Kevin T. Kogler P.O. Box 387 San Francisco, CA 94104 (2/21/66)	Trustee and Audit Committee Member	Trustee since June 2011	President & CEO, MicroBiz LLC, since 2012; President, CAM Commerce Solutions LLC 2010-2012; Principal, Robertson Piper Software Group, 2006-2012	Trustee, Shelton Funds, since 2006, 12 portfolios overseen
Experience in investment banking, and technology industry; M.B.A.; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003-2006; Director, Technology Investment Banking, Salomon Smith Barney, 2001-2003; Vice President, Technology Investment Banking, CS First Boston / Donaldson Lufkin & Jenrette, 1997-2001.

James W. Miller, Jr. P.O. Box 387 San Francisco, CA 94104 (5/28/66)	Trustee	Trustee since June 2011	Director, RREEF, since prior to 2007	Trustee, Shelton Funds, since 2001, 12 portfolios overseen
Experience in real estate in both law and business; J.D.; Executive Vice President, Jones Lang LaSalle Americas, Inc., 1999-2006; Associate, Orrick Herrington & Sutcliffe LLP (law firm), 1996-1999; Associate, Gordon & Rees LLP (law firm), 1992-1993

Steven H. Sutro P.O. Box 387 San Francisco, CA 94104 (4/9/69)	Trustee and Audit Committee Member	Trustee since June 2011	Partner, Duane Morris LLP (law firm), since prior to 2007	Trustee, Shelton Funds, since 2006, 12 portfolios overseen	Experience in law and securities regulations; J.D; Associate, Duane Morris LLP (law firm), 2000-2002; Associate, Hancock Rothert & Bunshoft LLP (law firm), 1994-1999
Interested Trustee
Stephen R. Rogers P.O. Box 387 San Francisco, CA 94104 (6/27/66)	Trustee, President	President, Chairman since June 2011	Chief Executive Officer, Shelton Capital Management since prior to 2006; Portfolio Manager and President of the Shelton Funds, since prior to 2007	President, Secretary, Chairman & Trustee, Shelton Funds, since 1998	Chief Executive Officer, ETS Spreads since 2008
Officers
Teresa K. Axelson P.O. Box 387 San Francisco, CA 94104 (12/4/47)	Chief Compliance Officer	Chief Compliance Officer since November 2011	Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Accounts, Inc., since prior to 2007	Chief Compliance Officer since November 2011, Shelton Capital Management	N/A
William Mock P.O. Box 387 San Francisco, CA 94104 (12/29/66)	Treasurer	Treasurer since June 2011	Portfolio Manager, Shelton Capital Management, since 2010; Portfolio Manager, ETS Spreads since 2007	Treasurer, Shelton Funds, since 2010	Head Trader, TKI Capital Management 2003-2006

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.
(b)
Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 27, 2012

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 27, 2012